Parent Company Only Condensed Financial Information, Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income [Abstract]
Dividends from subsidiaries									$ 245	$ 393	$ 440
Expenses [Abstract]
Interest on subordinated debentures									208	356	330
Income before income taxes and equity in undistributed earnings of subsidiaries..									12,307	11,720	14,199
Income tax benefit									(2,048)	(1,813)	(2,255)
NET INCOME	$ 4,700	$ 2,294	$ 2,263	$ 1,002	$ 3,498	$ 2,137	$ 3,079	$ 1,193	10,259	9,907	11,944
Comprehensive Income									12,167	12,570	10,860
Parent Company [Member]
Income [Abstract]
Interest on notes									41	47	53
Dividends from subsidiaries									4,125	4,375	4,225
Expenses [Abstract]
Interest on notes									82	139	185
Interest on subordinated debentures									208	356	330
Operating expenses									344	377	351
Income before income taxes and equity in undistributed earnings of subsidiaries..									3,532	3,550	3,412
Income tax benefit									121	169	164
Equity in undistributed earnings of subsidiaries									6,606	6,188	8,368
NET INCOME									10,259	9,907	11,944
Comprehensive Income									$ 12,167	$ 12,570	$ 10,860